TRADING SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TRADING SECURITIES [Abstract]
Gain related to trading securities		$ 261,473	$ 85,561